Average Annual Total Returns{- Fidelity Advisor Freedom® 2060 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® 2060 Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Since Inception		Class A After Taxes on Distributions Inception Date	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Since Inception		Class A After Taxes on Distributions and Sales Inception Date	Class M Return Before Taxes Past 1 year	Class M Return Before Taxes Past 5 years	Class M Return Before Taxes Since Inception		Class M Return Before Taxes Inception Date	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date	Class I Return Before Taxes Past 1 year	Class I Return Before Taxes Past 5 years	Class I Return Before Taxes Since Inception		Class I Return Before Taxes Inception Date	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 5 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception		F1032 Past 1 year	F1032 Past 5 years	F1032 Since Inception
Total	10.31%	10.84%	8.62%	[1]	Aug. 05, 2014	8.98%	9.50%	7.36%	[1]	Aug. 05, 2014	6.70%	8.29%	6.53%	[1]	Aug. 05, 2014	12.76%	11.10%	8.76%	[1]	Aug. 05, 2014	15.24%	11.34%	8.82%	[1]	Aug. 05, 2014	17.48%	12.47%	9.91%	[1]	Aug. 05, 2014	17.60%		12.77%	[1]	Oct. 02, 2018	18.40%	15.22%	13.30%	[1]	16.54%	12.64%	10.06%	[1]

[1]	(a)From August 5, 2014 for Class A, Class M, Class C, and Class I; and October 2, 2018 for Class Z.